Segmental analysis - Contributions by Reportable Segments (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of operating segments [line items]
Revenue	£ 7,227	£ 7,221
Revenue less pass-through costs	5,599	5,811
Headline operating profit	646	666
Adjusting items within IFRS operating profit	(223)	(360)
Financing items	(101)	(103)
Earnings from associates - after interest and tax	16	1
Profit before taxation	338	204
Reportable segments | Operating segments | Global Integrated Agencies
Disclosure of operating segments [line items]
Revenue	6,117	6,082
Revenue less pass-through costs	4,595	4,760
Headline operating profit	551	550
Reportable segments | Operating segments | Public Relations
Disclosure of operating segments [line items]
Revenue	601	618
Revenue less pass-through costs	568	584
Headline operating profit	80	88
Reportable segments | Operating segments | Specialist Agencies
Disclosure of operating segments [line items]
Revenue	509	521
Revenue less pass-through costs	436	467
Headline operating profit	£ 15	£ 28